DISPOSAL OF NANJING DAQO (Tables)	12 Months Ended
Dec. 31, 2012
DISPOSAL OF NANJING DAQO [Abstract]
Schedule of Operating Results Reported as Discontinued Operations

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The operating results reported as discontinued operations for the years ended December 31, 2010, 2011 and 2012, are summarized as follows:

	Year ended December 31,
	2010	2011	2012
Revenues	$13,983,833	$29,082,384	$6,454,830
Operating costs and expenses	(17,742,976)	(36,943,483)	(9,946,357)

Loss from discontinued operations before income taxes	(3,759,143)	(7,861,099)	(3,491,527)
Income tax benefit	419,616	2,003,289	-

Loss from discontinued operations	$(3,339,527)	$(5,857,810)	$(3,491,527)